FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of fair value measurements
		Fair value measurements as of
Description	Fair Value Hierarchy	December 31, 2025	December 31, 2024

Assets:
Cash equivalents:
Money market funds	Level 1	$4,043	$13,919
U.S. Treasury	Level 2	$35,290	$-
Marketable securities:
U.S. Treasury	Level 2	$9,284	$23,629